Long-term bank loans (Details) (USD $)	6 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term bank loans	$ 181,470,941		$ 160,017,898
Less: current portion of long term bank loans	(97,917,038)		(125,017,898)
Long-term bank loans	83,553,903		35,000,000
Loans payable, weighted average interest rate	6.68%		5.79%
Loans secured by real estate property under development	7,778,786		14,955,637
Restricted cash	238,926,433		145,729,818
Restricted deposit	11,361,613		11,168,562
Loans secured by land use rights	217,248,965		132,388,217
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	95.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range	120.00%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member]
Debt Instrument [Line Items]
Long-term bank loans	65,547,769		77,320,818
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC Due November 2, 2013 at 6.15% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,092,317		7,954,817
Maturity date	Nov. 02, 2013
Stated rate	6.15%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC Due October 18, 2013 at 6.15% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,733,569		33,092,037
Maturity date	Oct. 18, 2013
Stated rate	6.15%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC Due November 1, 2013 at 7.38% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,681,859		15,591,440
Maturity date	Nov. 01, 2013
Stated rate	7.38%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC, Due November 1, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,092,317		7,954,817
Maturity date	Nov. 01, 2013
Stated rate	7.68%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC, Due September 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	4,855,390		4,772,890
Maturity date	Sep. 21, 2013
Stated rate	7.68%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from ICBC, Due August 21, 2013 at 7.68% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	8,092,317		7,954,817
Maturity date	Aug. 21, 2013
Stated rate	7.68%
Loan from Agricultural Bank of China (Singapore) [Member]
Debt Instrument [Line Items]
Long-term bank loans	25,000,000		25,000,000
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore) Due July 12, 2014, at 2.40% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	15,000,000	[1]	15,000,000	[1]
Maturity date	Jul. 12, 2014
Loan payable, interest rate spread	2.40%
Restricted cash	17,803,098
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from Agricultural Bank of China (Singapore), Due September 10, 2014, at 2.00% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[1]	10,000,000	[1]
Maturity date	Sep. 10, 2014
Loan payable, interest rate spread	2.00%
Restricted cash	10,167,398
Loan from ICBC (Thai) Public Company Limited [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000		10,000,000
Loan from ICBC (Thai) Public Company Limited [Member] | Loan from ICBC (Thai) Public Company Limited, Due November 29, 2014, at 2.10% plus LIBOR [Member]
Debt Instrument [Line Items]
Long-term bank loans	10,000,000	[2]	10,000,000	[2]
Maturity date	Nov. 29, 2014
Loan payable, interest rate spread	2.10%
Restricted deposit	11,361,613
Loan from Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,184,635		38,342,216
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due April 23, 2013, at 5.84% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans			13,364,092
Maturity date	Apr. 23, 2013
Stated rate	5.84%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due May 5, 2013, at 6.15% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans			12,886,803
Maturity date	May 05, 2013
Stated rate	6.15%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank Due May 19, 2013, at 5.84% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans			12,091,321
Maturity date	May 19, 2013
Stated rate	5.84%
Loan from Agricultural Bank of China [Member] | Loan from China Agriculture Bank, Due June 30, 2014, at 6.77% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,184,635
Maturity date	Jun. 30, 2014
Stated rate	6.77%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Long-term bank loans	64,738,537
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due May 31, 2014, at 6.72% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	16,184,635
Maturity date	May 31, 2014
Stated rate	6.72%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 31, 2014, at 6.72% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	24,276,951
Maturity date	Dec. 31, 2014
Stated rate	6.72%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due May 31, 2015, at 6.72% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans	24,276,951
Maturity date	May 31, 2015
Stated rate	6.72%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Long-term bank loans			9,354,864
Loan from Bank of China [Member] | Loan from Bank of China, Due May 26, 2013, at 7.07% per Annum [Member]
Debt Instrument [Line Items]
Long-term bank loans			$ 9,354,864
Maturity date	May 26, 2013
Stated rate	7.07%

[1]	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,803,098 and US$10,167,398. Such deposits are classified as restricted cash on the consolidated balance sheet as of June 30, 2013.
[2]	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,361,613. This deposit is classified as restricted deposit on the consolidated balance sheet as of June 30, 2013.